Lease obligations	12 Months Ended
Dec. 31, 2024
Lease Obligations
Lease obligations

11.	Lease obligations:

The following table presents the contractual undiscounted cash flows for lease obligations which require the following payments for each period ending December 31:

2025	$334
2026	128
2027	15
2028	17
2029	18
2030	3
$515

The following table presents payments for lease obligations:

	December 31,	December 31,
	2024	2023

Principal payments	$345	$327
Interest payments	47	9
Short-term lease payments	258	337
	$650	$673

The Company also has contractual undiscounted cash flows for short-term and low-value operating leases for equipment and maintenance that are not on the statements of financial position which require the payments of $326 for the twelve months ending December 31, 2025.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2024 and 2023	Page 19